Note 14 - Stock-based Compensation - Fair Value Assumptions of Stock Options and ESOP (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	1.48%	0.51%	0.22%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	91 days	91 days	91 days
Volatility	29.00%	40.00%	34.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	2.32%	1.18%	0.35%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	94 days	94 days	94 days
Volatility	59.00%	79.00%	48.00%
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years	5 years
Volatility			34.00%
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Risk-free interest rate	2.51%	1.84%	1.14%
Volatility	39.00%	37.00%
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Risk-free interest rate	2.85%	1.93%	1.33%
Volatility	42.00%	38.00%